Interest in Master Trust - Schedule of MasterTrust's Investments within the Fair Value Hierarchy (Details) - EBP 001 - Master Trust - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Total investments at fair value		$ 1,030,018	$ 963,598
Level 1
EBP, Master Trust [Line Items]
Total investments at fair value		95,966	96,052
Level 2
EBP, Master Trust [Line Items]
Total investments at fair value		275	5,421
Level 3
EBP, Master Trust [Line Items]
Total investments at fair value		0	0
Total
EBP, Master Trust [Line Items]
Total investments at fair value		96,241	101,473
Mutual Funds
EBP, Master Trust [Line Items]
Total investments at fair value		56,442	59,072
Mutual Funds | Level 1
EBP, Master Trust [Line Items]
Total investments at fair value		56,442	59,072
Mutual Funds | Level 2
EBP, Master Trust [Line Items]
Total investments at fair value		0	0
Mutual Funds | Level 3
EBP, Master Trust [Line Items]
Total investments at fair value		0	0
Mutual Funds | Total
EBP, Master Trust [Line Items]
Total investments at fair value		56,442	59,072
Common Stock
EBP, Master Trust [Line Items]
Total investments at fair value		12,951	18,584
Common Stock | Level 1
EBP, Master Trust [Line Items]
Total investments at fair value		12,951	18,584
Common Stock | Level 2
EBP, Master Trust [Line Items]
Total investments at fair value		0	0
Common Stock | Level 3
EBP, Master Trust [Line Items]
Total investments at fair value		0	0
Common Stock | Total
EBP, Master Trust [Line Items]
Total investments at fair value		12,951	18,584
Self-Directed Brokerage Accounts
EBP, Master Trust [Line Items]
Total investments at fair value		26,848	23,817
Self-Directed Brokerage Accounts | Level 1
EBP, Master Trust [Line Items]
Total investments at fair value		26,573	18,396
Self-Directed Brokerage Accounts | Level 2
EBP, Master Trust [Line Items]
Total investments at fair value		275	5,421
Self-Directed Brokerage Accounts | Level 3
EBP, Master Trust [Line Items]
Total investments at fair value		0	0
Self-Directed Brokerage Accounts | Total
EBP, Master Trust [Line Items]
Total investments at fair value		26,848	23,817
Collective Trust Funds
EBP, Master Trust [Line Items]
Total investments at fair value		933,777	862,125
Collective Trust Funds | Investments Measured at NAV
EBP, Master Trust [Line Items]
Total investments at fair value	[1]	$ 933,777	$ 862,125

[1]

(a) Certain investments that are measured at fair value using NAV per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statements of net assets available for benefits. Redemption from these funds is permitted with 30-days’ notice and for one fund with 12 to 30 months’ notice. There were no unfunded commitments, liquidity or redemption restrictions related to the common/collective trusts. These are direct filing entities.